Securities purchased under agreements to resell (Tables)	12 Months Ended
Dec. 31, 2020
Securities purchased under agreements to resell [Abstract]
Summary of securities purchased under agreements to resell

	2020	2019

Available portfolio	1,409,637	971,991
National Treasury Notes (NTNs) (a)	876,102	771,099
Financial Treasury Bills (LFTs) (a)	452,691	195,980
National Treasury Bills (LTNs) (a)	44,091	4,912
Debentures (b)	36,753	—
Collateral held	5,217,772	8,518,099
National Treasury Bills (LTNs) (a)	976,419	1,764,410
National Treasury Notes (NTNs) (a)	4,241,353	6,753,689
Total (c)	6,627,409	9,490,090